Post-Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2021
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Post-Retirement Benefit Obligations
39	Post-retirement benefit obligations

(a)	Pension — defined contribution
The group companies participate in defined contribution retirement schemes organised by municipal governments of various provinces in which the group companies operate. Substantially all of the Group’s PRC employees are eligible to participate in these defined contribution retirement schemes. Therefore, the employees are entitled to a monthly pension based on certain formulas. The relevant government agencies are responsible for the pension liability to these retired employees. In addition, the group companies have implemented an additional defined contribution retirement pension scheme for eligible employees since 2014.
As at December 31, 2021 and December 31, 2020, the Group cannot use forfeited contributions to reduce its contributions to the pension schemes.

(b)	Post-retirement benefits
In addition to the above schemes, the Group provides eligible retirees with other post-retirement benefits, including retirement subsidies, transportation allowance as well as other welfare. The expected cost of providing these post-retirement benefits is actuarially determined and recognised by using the projected unit credit method, which involves a number of assumptions and estimates, including inflation rate, discount rate, annual increase rate of post-retirement medical expenses and mortality rate.
The plan is exposed to interest rate risk and the risk of changes in the life expectancy for pensioners
The most recent actuarial valuation of the post-retirement benefit obligations was carried out at December 31, 2021 with assistance from a third-party consultant using the projected unit credit actuarial valuation method.
The post-retirement benefit obligations recognised in the consolidated statement of financial position are as follows:

	2021 RMB million	2020 RMB million
Post-retirement benefit obligations	2,527	2,538
Less: current portion	(160)	(165)

Non-current portion	2,367	2,373

The principal actuarial assumptions utilised as at the end of the reporting period are as follows:

	2021	2020
Discount rates for post-retirement benefits	2.85%	3.40%
Mortality rate	China Insurance Life Mortality Table (2010-2013). CL5 for Male and CL6 for Female	China Insurance Life Mortality Table (2010-2013). CL5 for Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%

A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

	Increase in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million	Decrease in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million
2021
Discount rate for post-retirement benefits	0.25	(66)	0.25	69
Annual increase rate of pension benefits	1.00	246	1.00	(211)
Annual increase rate of medical expenses	1.00	37	1.00	(31)

2020
Discount rate for post-retirement benefits	0.25	(78)	0.25	81
Annual increase rate of pension benefits	1.00	244	1.00	(208)
Annual increase rate of medical expenses	1.00	43	1.00	(36)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on net post-retirement benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the reporting period.
Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2021 RMB million	2020 RMB million
Within the next 12 months	161	165
Between 2 and 5 years	635	660
Between 6 and 10 years	757	805
Over 10 years	1,998	2,449

Total expected payments	3,551	4,079

The average duration of the post-retirement benefit obligations at the end of 2021 was 11 years (2020: 13 years).

The movements in the post-retirement benefit obligations were as follows:
2021

		Pension cost charged to profit or loss			Remeasurement losses in other comprehensive income
	January 1, 2021	Service cost	Net interest	Sub- total included in profit or loss	Actuarial changes arising from changes in financial assumptions	Actuarial changes arising from changes in demographic assumptions	Experience adjustments	Sub-total included in other compreh- ensive income	Benefit settled	December 31, 2021
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Defined benefit obligations/ benefit liability	2,538	—	83	83	140	—	(56)	84	(178)	2,527

2020

		Pension cost charged to profit or loss			Remeasurement losses in other comprehensive income
	January 1, 2020	Service cost	Net interest	Sub- total included in profit or loss	Actuarial changes arising from changes in financial assumptions	Actuarial changes arising from changes in demographic assumptions	Experience adjustments	Sub-total included in other compreh- ensive income	Benefit settled	December 31, 2020
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Defined benefit obligations/ benefit liability	2,584	—	85	85	—	—	61	61	(192)	2,538